Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Parenthetical) (Detail) $ in Millions	Dec. 31, 2018 CAD ($)
FCCL [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying value of the pre-existing interest in FCCL	$ 8,602